Schedule of concession contracts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Concession Contract One [Member]
IfrsStatementLineItems [Line Items]
Current consideration	R$ 27	R$ 19
Non current consideration	89	91
Concession Contract Two [Member]
IfrsStatementLineItems [Line Items]
Current consideration	39	29
Non current consideration	152	133
Concession Contract Three [Member]
IfrsStatementLineItems [Line Items]
Current consideration	7
Non current consideration	74
National Grid R B S E [Member]
IfrsStatementLineItems [Line Items]
Current consideration	318	533
Non current consideration	1,694	1,363
National Grid Facilities R B N I [Member]
IfrsStatementLineItems [Line Items]
Current consideration	209	156
Non current consideration	1,749	1,421
[custom:ConcessionConsideration-0]	4,358	3,745
Current [member]
IfrsStatementLineItems [Line Items]
Current consideration	600	737
Non Current [Member]
IfrsStatementLineItems [Line Items]
Non current consideration	R$ 3,758	R$ 3,008